Organization and Reorganization - Cash flow of the group's vie (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Net cash (used in)/generated from operating activities	$ (23,241)	¥ (161,806)	¥ (53,338)	¥ (59,662)
Net cash used in investing activities	(26,940)	(187,548)	(20,746)	(4,272)
Net cash generated from/(used in) financing activities	$ (5,350)	(37,245)	562,126	117,954
Major VIEs
Variable Interest Entity [Line Items]
Net cash (used in)/generated from operating activities		(6,612)	24,144	(10,540)
Net cash used in investing activities		(5,418)	(50)
Net cash generated from/(used in) financing activities			(31,138)	18,148
Net increase/(decrease) in cash and cash equivalent		¥ (12,030)	¥ (7,044)	¥ 7,608